UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED INVESTMENT COMPANIES

Investment Company Act file number: 811-8255

THE WORLD FUNDS, INC.
(Exact name of registrant as specified in charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of principal executive offices) (Zip code)

Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO 80202
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 527-9525

Date of fiscal year end: December 31st

Date of reporting period: June 30th

ITEM 1. Reports to Shareholders.

Investment Adviser:
Real Estate Management Services Group
1100 Fifth Avenue South, Suite 305
Naples, Florida 34102

Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:
Tait, Weller and Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:
For account information, wire purchase or redemptions, call or write to the REMS Fund’s Transfer Agent:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:
For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free. Fund information is also available online at theworldfunds.com.

Semi-Annual Report to Shareholders

A series of The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended June 30, 2011
(unaudited)

REMS REAL ESTATE
 INCOME 50/50 FUND

REMS REAL ESTATE INCOME 50/50 FUND SCHEDULE OF INVESTMENTS June 30, 2011 (unaudited)
Number of Shares	Security Description	% of Net Assets	Fair Value
	LONG POSITIONS
	COMMON STOCKS	41.96%

	DIVERSIFIED/OTHER	7.65%
71,400	Crexus Investment Corp.		$ 793,254
36,800	Duke Realty Corp.		515,568
18,700	Washington Real Estate Investment Trust		608,124
			1,916,946
	HEALTHCARE	6.01%
14,700	Cogdell Spencer Inc.		695,439
34,700	Senior Housing Properties Trust		812,327
			1,507,766
	MORTGAGE	2.94%
40,800	Colony Financial Inc.		737,256

	MULTI-FAMILY	5.13%
40,400	Campus Crest Communities, Inc.		522,776
20,430	Sun Communities, Inc.		762,243
			1,285,019
	OFFICE/INDUSTRIAL	9.09%
61,400	Brandywine Realty Trust		711,626
23,500	Liberty Property Trust		765,630
91,415	Mission West Properties Inc.		802,624
			2,279,880
	RETAIL	11.14%
21,700	Agree Realty Corp		484,561
68,000	Excel Trust, Inc.		750,040
35,000	Primaris Retail Real Estate (Canada)		761,725
64,300	Ramco-Gerhenson Properties Trust		796,034
			2,792,360

	TOTAL COMMON STOCKS		10,519,227
	(Cost: $10,178,702)

	PREFERRED STOCK	40.99%

	DIVERSIFIED/OTHER	2.92%
4,600	Dupont Fabros Technology Inc., Series A, 7.875%		116,380
9,900	Entertainment Property Trust, Series B, 7.750%		246,015
14,900	Entertainment Property Trust, Series D, 7.375%		368,945
			731,340
	HEALTHCARE	1.47%
116,100	Cogdell Spencer Inc., Series A, 8,500%		368,970

	HOTEL	5.83%
8,700	Hersha Hospitality Trust, Series A, 8.000%		217,413
6,000	Hersha Hospitality Trust, Series B, 8.000%		148,260
23,200	LaSalle Hotel Properties, Series D, 7.500%		66,582
2,700	LaSalle Hotel Properties, Series G, 7.250%		573,272
18,700	Sunstone Hotel Investors, Series A, 8.000%		457,028
			1,462,555
	MORTGAGE	3.98%
13,100	ISTAR Financial Inc, Series D, 8.000%		267,764
18,400	ISTAR Financial Inc., Series I, 75.00%		354,200
15,800	Northstar Realty Financial, Series A, 8.750%		375,250
			997,214
	MULTI-FAMILY	1.53%
7,000	Equity Lifestyle Properties, Series A, 8.034%		177,310
8,100	Essex Property Trust Inc., Series H, 7.125%		205,092
			382,402
	OFFICE/INDUSTRIAL	11.74%
13,900	Brandywine Realty Trust, Series C, 7.500%		348,612
8,800	Corporate Office Properties Trust, Series H, 7.500%		221,760
14,800	Cousins Properties Inc, Series A, 7.750%		369,556
12,500	Cousins Properties, Inc., Series B, 7.5005		311,875
26,300	First Industrial Realty Trust, Series J, 7.250%		629,885
17,869	Kilroy Realty Corp., Series F, 7.500%		448,869
21,400	Lexington Realty Trust, Series D, 7.550%		526,868
3,400	SL Green Realty Corp., Series C, 7.625%		85,306
			2,942,731
	RETAIL	13.52%
24,500	CBL & Associates Properties, Inc., Series D, 7.375%		606,620
24,300	Developers Diversified Realty Corp., Series H, 7.375%		610,416
27,600	Glimcher Realty Trust, Series G, 8.125%		676,200
24,700	Kite Realty Group Trust, Series A, 8.2505		618,982
12,000	Ramco-Gershenson Properties Trust, Series D, 7.250%		602,160
10,900	Regency Centers Corp., Series D, 7.250%		276,100
			3,390,478

	TOTAL PREFERRED STOCKS		10,275,690
	(Cost: $10,516,053)

	TOTAL LONG POSITIONS		20,794,917
	(Cost: $20,694,755)

	NET INVESTMENTS IN SECURITIES
	(Cost: $20,694,755)	82.95%	$ 20,794,917
	Other assets, net of liabilities	17.05%	4,274,674
	NET ASSETS	100.00%	$ 25,069,591

* Non-income producing (security is considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund's related balance sheet.)

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENT OF ASSETS AND LIABILITIES

June 30, 2011 (unaudited)

ASSETS
Investments at fair value (identified cost of $20,694,755) (Note 1)	$ 20,794,917
Cash	4,740,929
Dividends and interest receivable	194,983
Tax reclaims receivable	19,176
Due from advisor	36,253
Prepaid expenses	21,021
TOTAL ASSETS	25,807,279

LIABILITIES
Payable for capital stock purchased
Payable for securities purchased	670,308
Accrued custody fees	244
Accrued administration and accounting fees	3,605
Accrued professional	9,860
Other accrued expenses	53,671
TOTAL LIABILITIES	737,688

NET ASSETS	$ 25,069,591

Net Assets Consist of:
Paid-in-capital applicable to 1,950,409 $0.01 par value shares of
beneficial interest outstanding	$ 24,772,694
Accumulated net investment income (loss)	124,298
Accumulated net realized gain (loss) on investments	72,437
Net unrealized appreciation (depreciation) of investments	100,162
Net Assets	$ 25,069,591

NET ASSET VALUE PER SHARE

Institutional Class Shares
($22,810,167 / 1,773,329 shares outstanding; 15,000,000 authorized)	$ 12.86

Class A Shares
($2,259,424 / 177,080 shares outstanding; 15,000,000 authorized)	$ 12.76

MAXIMUM OFFERING PRICE PER SHARE ($12.76 X 100 / 94.25)	$ 13.54

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF OPERATIONS
Six months ended
June 30, 2011
(unaudited)
INVESTMENT INCOME
Dividend (net of foreign tax withheld of $219)	$ 278,024
Interest	1,042
Total investment income	279,066

EXPENSES
Investment management fees (Note 2)	30,986
12b-1 fees, Class A (Note 2)	4,169
Recordkeeping and administrative services (Note 2)	10,266
Accounting fees (Note 2)	4,315
Custody fees	1,937
Transfer agent fees (Note 2)	6,929
Professional fees	18,608
Filing and registration fees (Note 2)	4,784
Directors fees	5,426
Compliance fees	6,688
Shareholder servicing and reports	12,797
Other	12,823
Total expenses	119,728
Fee waivers and reimbursed expenses (Note 2)	(65,982)
Net Expenses	53,746

Net investment income (loss)	225,320

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	2,597
Net increase (decrease) in unrealized appreciation (depreciation) of investments	100,162
Net realized and unrealized gain (loss) on investments	102,759

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 328,079

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	September 1, 2010
	June 30, 2011	through
	(unaudited)	December 31, 2010*

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$ 225,320	$ 18,724
Net realized gain (loss) on investments	2,597	10,427,634
Net increase (decrease) in unrealized appreciation (depreciation) of investments	100,162	(5,548,415)
Increase (decrease) in net assets from operations	328,079	4,897,943

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	(99,192)	(486,220)
Class A	(5,847)	(36,952)
Net realized gain
Institutional Class	-	(3,224,168)
Class A	-	(263,345)
Decrease in net assets from distributions	(105,039)	(4,010,685)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	20,473,201	367,899
Class A	-	11,689
Distributions reinvested
Institutional Class	9,592	3,700,270
Class A	5,554	282,325
Shares redeemed
Institutional Class	(2,079,541)	(30,739,139)
Class A	(272,514)	(20,280)
Increase (decrease) in net assets from capital stock transactions	18,136,292	(26,397,236)

NET ASSETS
Increase (decrease) during period	18,359,332	(25,509,978)
Beginning of period	6,710,259	32,220,237
End of period (including undistributed net investment income of $124,298, $4,017 and $508,465, respectively)	$ 25,069,591	$ 6,710,259

*Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class (F)
			September 1, 2010
	Six months ended		through
	June 30, 2011		December 31,		Years ended August 31,
	(unaudited)(1)		2010(1)**		2010(1)		2009(1)		2008(1)(D)		2007	2006

Net asset value, beginning of period	$ 12.68		$ 12.50		$ 12.41		$ 16.72		$ 19.33		$ 17.02	$ 15.52

Investment activities
Net investment income (loss)	0.23		0.01		0.20		0.30		0.19		0.12	0.15
Net realized and unrealized gain (loss)
on investments	0.01		1.90		0.28		(3.50)		(1.54)		2.81	1.50
Total from investment activities	0.24		1.91		0.48		(3.20)		(1.35)		2.93	1.65
Distributions
Net investment income	(0.06)		(0.23)		(0.39)		(0.11)		(0.23)		-	(0.15)
Net realized gain	-		(1.50)		-		(1.00)		(1.03)		(0.62)	-
Total distributions	(0.06)		(1.73)		(0.39)		(1.11)		(1.26)		(0.62)	(0.15)

Net asset value, end of period	$ 12.86		$ 12.68		$ 12.50		$ 12.41		$ 16.72		$ 19.33	$ 17.02

Total Return	1.87%		15.22%		3.66%		(18.27%)		(7.57%)		17.40%	10.67%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses,net	0.80%	(A)*	1.89%	(A)(E)*	0.99%	(A)	0.99%	(A)	1.18%	(C)	1.46%	1.52%	(A)(B)
Net investment income (loss)	3.70%	(A)*	0.18%	(A)*	1.54%	(A)	2.47%	(A)	1.05%		0.55%	0.61%	(A)
Portfolio turnover rate	1.16%		3.89%		14.03%		16.90%		14.12%		13.54%	9.90%
Net assets, end of period (000's)	$ 22,810		$ 4,216		$ 30,029		$ 28,401		$ 80,445		$ 45,073	$ 42,528

(1) Per share amounts calculated using the average share method.

* Annualized

**Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31. (See Note 6)

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 1.20% for the six months ended June 30, 2011, 0.35% for the period September 1, 2010 through

December 31, 2010, 0.52% for the year ended August 31, 2010,
0.41% for the year ended August 31, 2009, and 0.05% for the year ended August 31, 2006.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the year ended August 31, 2006.

(C) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended
August 31, 2008.

(D) The Board of Directors of The World Funds, Inc. approved the re-designation of Institutional Shares of the Fund as Investor Shares effective August 21, 2008.

(E) Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90% reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

(F) The Board of Directors of the World Funds, Inc. approved the change in name of the "Investor" share class to the "Institutional" share Class effective January 1, 2011.
See Note 7 to the Financial Statements.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

			Class A

					Years ended August 31,
	Six months ended June 30, 2011 (unaudited) (1)		September 1, 2010 to December 31, 2010 (1)		2010(1)		2009(1)		2008(1)		2007	Period March 1, 2006 to August 31, 2006	*

Net asset value, beginning of period	$ 12.59		$ 12.41		$ 12.32		$ 16.69		$ 19.22		$ 16.99	$ 16.47
Investment activities
Net investment income (loss)	0.21		(0.01)		0.16		0.26		0.12		0.04	0.07
Net realized and unrealized gain (loss)
on investments	(0.01)		1.90		0.28		(3.53)		(1.50)		2.81	0.45
Total from investment activities	0.20		1.89		0.44		(3.27)		(1.38)		2.85	0.52
Distributions
Net investment income	(0.03)		(0.21)		(0.35)		(0.10)		(0.12)		-	-
Net realized gain	-		(1.50)		-		(1.00)		(1.03)		(0.62)	-
Total distributions	(0.03)		(1.71)		(0.35)		(1.10)		(1.15)		(0.62)	-

Net asset value, end of period	$ 12.76		$ 12.59		$ 12.41		$ 12.32		$ 16.69		$ 19.22	$ 16.99

Total Return	1.62%		15.23%		3.36%		(18.71%)		(7.73%)		16.95%	3.16%
Ratios/Supplemental Data
Ratio to average net assets (A)
Expenses, net	1.15%	(A)***	2.24%	(A)(D)***	1.34%	(A)	1.34%	(A)	1.53%	[C]	1.81%	1.87%	[A](B)***
Net investment income	3.35%	(A)***	(0.15%)	(A)***	1.19%	(A)	2.27%	(A)	0.69%		0.20%	0.77%	[A]***
Portfolio turnover rate	1.16%		3.89%		14.03%		16.90%		14.12%		13.54%	9.90%
Net assets, end of period (000's)	$ 2,259		$ 2,494		$ 2,191		$ 2,348		$ 3,183		$ 3,724	$ 3,670

* Class A Shares acquired in merger on March 1, 2006.

**Effective December 31, 2010, the Fund chaged its year end from August 31 to December 31. (See Note 6)

*** Annualized

(1) Per share amounts calculated using the average share method.

(A) Fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 1.20% for the six months ended June 30, 2011, 0.35% for the period September 1, 2010 through

December 31, 2010, 0.52% for the year ended August 31, 2010,
0.41% for the year ended August 31, 2009, and 0.05% for the period ended August 31, 2006.

(B) Expense ratio includes expenses incurred for acquiring assets that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.03% reduction in the expense ratio for the period ended August 31,2006.

(C) Recovery of waivers increased the expense ratio and reduced net investment income ratio by 0.01% for the year ended
August 31, 2008.

(D) Expense ratio includes expenses incurred for changing investment advisors effective December 31, 2010 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.90%*** reduction in the expense ratio for the period September 1, 2010 through December 31, 2010.

See Notes to Financial Statements

REMS REAL ESTATE INCOME 50/50 FUND
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2011 (unaudited)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

The REMS Real Estate Income 50/50 Fund (the “Fund”) is a series of The World Funds, Inc. (“TWF”) which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in 1997 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class: 15,000,000; Institutional Class: 10,000,000; Class A: 15,000,000; Class C: 10,000,000) of its 1,500,000,000 shares of $.01 par value common stock.  Effective January 17, 2008 Class A shares were closed to new investors.  Effective August 21, 2008, Institutional Class shares were re-designated as Investor Class shares.

Effective December 31, 2010, the Board of Directors of the World Funds, Inc. (the “Board”) approved Real Estate Management Services Group, LLC (“REMS”) to act as investment adviser to the Fund, subject to shareholder approval.  Concurrent with this action, the Board changed the name of theFund to the REMS Real Estate Income 50/50 Fund. Effective January 1, 2011, the Investor Class shares were re-named Institutional shares.  On April 4, 2011, shareholders approved the appointment of REMS as advisor to the Fund.  See Note 7 for further discussion.  The Fund currently offers the Institutional Class of shares to new investors.

On April 4, 2011, the shareholders of the Fund approved a change in the Fund’s investment objective and policies.  The primary objective of the Fund is to seek to achieve high current income with a secondary objective of long-term capital growth through investment in the shares of publicly traded real estate securities.  The Fund will pursue its income strategy through a portfolio of 50% preferred securities and 50% common equities, rebalanced periodically to offset changes in market valuations.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price.  Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price.  Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board.  Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE.  The value of these securities used in computing the NAV is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  TWF’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.  However, fair values determined pursuant to the TWF’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

 The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions of what a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2010:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,519,227	$ -	$ -	$10,519,227
Preferred Stocks	10,275,690	-	-	10,275,690
	$20,794,917	$ -	$ -	$20,794,917

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no Level 3 investments held during the six months.  During the six months, there were no transfers between Levels 1 and 2.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes.  Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2007-2009) or expected to be taken in the Fund’s 2010 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns.  The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  For the six months ended June 30, 2011, there were no reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Real Estate Investment Trust Securities

The Fund has made certain investments in real estate investment trusts (“REITs”) which make distributions to their shareholders based upon available funds from operations.  Each REIT reports annually the tax character of its distribution.  Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by the REITs.  It is common for these distributions to exceed the REIT’s taxable earning and profits resulting in the excess portion of such distributions being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs In its quarterly distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.  Management does not estimate the tax character of REIT distribution for which actual information has not been reported.

NOTE 2-INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor, Real Estate Management Services Group, LLC (“REMS”) provides investment services for an annual fee of 0.50% of average daily net assets of the Fund.  For the six months ended June 30, 2011, REMS earned and waived $30,986 in investment management fees and reimbursed the Fund $34,996.

REMS has contractually agreed to waive its fees and reimburse the Fund for expenses in order to limit operating expenses to 0.80% of daily average net assets for the Institutional Class and 1.15% of daily average net assets for Class A.  Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”).

REMS may be entitled to reimbursement of fees waived or expenses paid on behalf of the fund.  The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or expenses paid on behalf of the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to REMS with respect to any waivers, reductions, and payments made with respect to the Fund.  The total amount of recoverable reimbursements as of June 30, 2011 was $65,982 and expires in 2014.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services.  For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets.  CSS earned $10,266 in administrative fees for the six months ended June 30, 2011.  Additionally, of the $4,784 of filing and registration fees expense incurred for the six months ended June 30, 2011, CSS received $2,550 for hourly services provided to the Fund.

The Fund has adopted a Distribution Plan (the "Plan") for Class A Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.35% of average daily net assets attributable to its Class A shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Class A shares.   For the six months ended June 30, 2011, there were $4,169 in Class A 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the year ended six months ended June 30, 2011, FDCC received no fees or commissions from the sale of Fund shares.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $6,929 for the six months ended June 30, 2011.

Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $4,315 for the six months ended June 30, 2011.

Certain officers and/or an interested director of the Fund are also officers and/or director of FDCC, CSI, CSS, CFA and CFSI.

NOTE 3-INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended June 30, 2011, aggregated $20,767,079 and $74,921, respectively.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.  Differences may be permanent or temporary.  Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.  Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.  Differences in classification may also result from the treatment of  short-term gains as ordinary income for tax purposes.

Quarterly income dividends declared by the Fund are reallocated at December 31 to ordinary income, capital gains, and return of capital to reflect their tax character.

The tax character of distributions paid during the six months ended June 30, 2011, the period ended December 31, 2010 and the year ended August 31,2010, respectively, was as follows:

	Six months ended June 30,2011	Period ended December 31, 2010	Year ended August 31, 2010
Distributions paid from:
Ordinary income	$ 105,039	$ 523,172	$ 966,014
Accumulated net realized gain on investments	-	3,487,513	-
Total distributions	$ 105,039	$4,010,685	$ 966,014

As of June 30, 2011, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)                                                                   $   124,298
Accumulated net realized gain (loss) on investments                                                          72,437
Net unrealized appreciation (depreciation) of investments                                                100,162
 $   296,897

As of June 30, 2011, the cost for Federal income tax purpose was $20,694,755.

Net unrealized appreciation consists of:
Gross unrealized appreciation                                                  $307,552
Gross unrealized depreciation                                                   (207,390)
Net unrealized appreciation                                                      $100,162

NOTE 5-CAPITAL STOCK  TRANSACTIONS

Capital stock transactions for each class of shares were:
	Institutional Class Six months ended June 30, 2011 (unaudited)		Class A Six months ended June 30, 2011 (unaudited)
	Shares	Value	Shares	Value
Shares sold	1,603,957	$20,473,201	-	$ -
Shares reinvested	755	9,592	438	5,554
Shares redeemed	(163,865)	(2,079,541)	(21,553)	(272,514)
Net increase (decrease)	1,440,847	$18,403,252	(21,115)	$ (266,960)

	Investor Class Period ended December 31, 2010		Class A Period ended December 31, 2010
	Shares	Value	Shares	Value
Shares sold	27,726	$367,899	830	$ 11,689
Shares reinvested	291,819	3,700,270	22,315	282,325
Shares redeemed	(2,389,862)	(30,739,139)	(1,514)	(20,280)
Net increase (decrease)	(2,070,317)	$(26,670,970)	21,631	$273,734

	Investor Class Year Ended August 31, 2010		Class A Year Ended August 31, 2010
	Shares	Value	Shares	Value
Shares sold	231,250	$3,041,213	1,166	$ 15,983
Shares reinvested	67,149	893,762	4,434	58,715
Shares redeemed	(184,907)	(2,430,436)	(19,677)	(255,029)
Net increase (decrease)	113,492	$1,504,539	(14,077)	$(180,331)

NOTE 6 – RISKS AND CONCENTRATIONS

The Fund concentrates its assets in the real estate industry.  An investment in the Fund involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates.

NOTE 7 – SPECIAL MEETING OF SHAREHOLDERS

At a special meeting held on December 20, 2010, the Board of Directors of the World Funds, Inc. approved Real Estate Management Services Group, LLC (“REMS”) to act as investment advisor to the Fund, effective December 31, 2010, subject to shareholder approval.  At a Special Meeting of Shareholders of the Fund (“Special Meeting”) held on April 4, 2011a new Investment Advisory Agreement (the “New Advisory Agreement") between the Fund and REMS was approved.  Shareholders also approved the following modifications to the fundamental investment policies of the Fund:

1.	Modification of the Fund’s fundamental policy governing concentration of investments in any one industry to permit REMS to concentrate the Fund’s investments in real estate related securities, and;

2.	Modification of the Fund’s fundamental policy governing the use of leverage to permit the Fund to borrow up to 30% of its total assets for REMS to use in managing the Fund’s security investments.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued.  Except as already included in the notes to these financial statements, no additional items require disclosure.

REMS REAL ESTATE INCOME 50/50 FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”.  These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.   The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT APPROVAL

At a meeting of the Board of Directors of the Company (the “Board”) held on December 20, 2010 (the “Meeting”), the Board, including the directors of the Company who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), approved an investment advisory agreement (“Advisory Agreement”) between the Company, on behalf of the Fund, and Real Estate Management Services Group, LLC (the “Adviser”), for its initial term.

In preparation for the Meeting, the Board requested and reviewed a wide variety of information from the Adviser, including written materials provided by the Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; and (iv) the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below. In approving the Advisory Agreement, the Board considered many factors, including the following:

(i)  The nature, extent and quality of services to be provided by the Adviser. The Board reviewed the services that the Adviser would provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, and generally managing the Fund’s investments in accordance with the stated investment objective and policies of the Fund.  The Board received information concerning the investment philosophy and investment process to be applied by the Adviser in managing the Fund.  In this regard, the Board considered the Adviser’s recent expansion in personnel as well as other resources available to the Adviser’s new personnel.  The Board also discussed the portfolio management and investment strategy of the Fund and the type of investments that would be made on behalf of the Fund.  Additionally, the Board considered the level of experience in real estate related securities and the background of the Fund’s portfolio manager, noting that he recently has been rated as one of the top investment managers by a well-known investment publication.  The Board also discussed enhancements that the Adviser plans to make in its compliance program.  On this basis, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided by the Adviser.

(ii)  Investment performance of the Fund and the Adviser.  Based on discussions with the Adviser, the Board considered the Fund’s performance compared to benchmark indices and other similar mutual funds for various trailing periods.  The Board considered that the Fund was managed with an effort to produce less volatility than its peers, noting that the Fund’s performance was within the range of its peer group, and concluded that they were satisfied with the investment performance of the Fund.  On the basis of the Board’s assessment of the nature, extent and quality of advisory services to be provided or procured by the Adviser, the Board concluded that the Adviser is capable of generating a level of investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other investment companies.

(iii)  Consideration of advisory fee; cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund.  Next, the Board considered the level of advisory fees paid by the Fund and profitability of the Adviser.  In reviewing the proposed investment advisory fee, the Board considered fees paid by other open-end funds of comparable size and investment objective, noting that the advisory fee proposed to be received by the Adviser was comparable to fees charged to similar funds.  The Board also considered the financial results and profitability of the Adviser, noting that the Adviser presented a stable financial history.  Based on such information, the Board concluded that the advisory fee and the overall expense ratio of the Fund are generally consistent with industry averages and otherwise fair and reasonable in light of the services provided by the Adviser.

(iv)  The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale.  The Advisory Agreement provides for breakpoints in the advisory fee should Fund assets meaningfully grow, and the Board concluded that the advisory fee appropriately reflects the Fund’s current size, the current economic environment of the Adviser, and the competitive nature of the investment company market.  The Board therefore concluded that it was satisfied with the fee levels under the Advisory Agreement.

(v)  Other considerations.  The Board also determined that the Adviser had made a significant entrepreneurial commitment to the management and success of the Fund, reflected by the Adviser’s expense limitation and fee waiver arrangement with the Fund.

After consideration of this information and such other items as the Independent Directors deemed appropriate, the Board concluded that the Advisory Agreement contained the terms, including the provision for fees, that were fair and reasonable to the Fund.  The Board, including a majority of the Independent Directors, approved the Advisory Agreement for an initial term of two years.

REMS REAL ESTATE INCOME 50/50 FUND

FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of cost:  (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2011 and held for the period ended June 30, 2011.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and deferred sales charges on certain redemptions.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

INSTITUTIONAL CLASS	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 through June 30, 2011
Actual	$1,000	$1,018.70	$4.00
Hypothetical (5% return before expenses)	$1,000	$1,021.00	$4.01

CLASS A	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 through June 30, 2011
Actual	$1,000	$1,016.20	$5.75
Hypothetical (5% return before expenses)	$1,000	$1,019.25	$5.76

*  Expenses are equal to the Fund’s annualized expense ratio of 0.80%  for Institutional Class and 1.15% for Class A, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The World Funds Inc.

By: /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  September 7 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date: September 7 2011